Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$ (938,861)	$ (1,343,391)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Time deposit		(10,190,407)
Purchase of property, plant and equipment	(763)	(29,568)
Net cash used in investing activities	(763)	(10,219,975)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from bank borrowings		3,902,331
Repayments of bank borrowings		(3,905,110)
Repayments of Long-term bank borrowings	(14,364)	(4,330)
Proceeds from borrowings from related parties	1,156,342	1,036,584
Repayment of borrowings from related parties	(67,796)	(2,758)
Repayment of borrowings from third parties	(8,207)	(11,660)
Proceeds from financing sale and leaseback		277,023
Repayments of financing sale and leaseback	(177,780)	(475,858)
Proceeds from issuance of ordinary shares for private placement		10,000,000
Net cash provided by financing activities	888,195	10,816,222
Effect of exchange rate changes	40,793	242,256
Net change in cash and cash equivalents	(10,636)	(504,888)
Cash and cash equivalents, and restricted cash, beginning of the period	48,888	593,730
Cash and cash equivalents, end of the period	38,252	88,842
Supplemental disclosures of cash flow information:
Interest expense paid	120,931	269,855
Supplemental disclosures of non-cash activities:
Reclassification of long-term and short-term borrowings		458,978
Real estate properties reclassified to property, plant and equipment	(163,444)	(919,171)
Real estate properties reclassified to intangible assets	(24,713)	(122,945)
Ordinary Shares Issued from Debt-to-Equity Conversion		1,660,000
Preferred Shares Issued from Debt-to-Equity Conversion		823,100
Proceeds from maturity of time deposits	10,493,772
Repurchase of common stock	(7,019,740)
Repurchase of Pre-Delivery Shares of Covertible Note	(180)
Loan to a third party	(3,309,881)
Repayment of the Convertible Note by a related party	$ 651,716